SILK INVEST NEW HORIZONS FRONTIER FUND
SCHEDULE OF INVESTMENTS
March 31, 2021 (Unaudited)

COMMON STOCKS — 93.20%	Shares	Fair Value

Bangladesh — 8.74%

BRAC Bank Ltd.	1,736,125	$ 831,876
GrameenPhone Ltd.	216,500	838,625
		1,670,501
Egypt — 13.41%

Edita Food Industries S.A.E.	352,000	190,502
EFG-Hermes Holding Co.(a)	562,625	521,535
Elswedy Electric Co.	522,100	300,384
Ibnsina Pharma S.A.E.(a)	1,200,000	337,434
Integrated Diagnostics Holdings PLC	450,000	474,661
Telecom Egypt Co.	861,540	609,656
Tenth of Ramadan Pharmaceuticals and Diagnostics Reagents Co.(a)	745,000	127,046
		2,561,218
Kazakhstan — 1.04%

Kapsi.kz JSC	2,800	198,735

Kenya — 10.49%

Centum Investment Co. Ltd.(b)	2,590,670	369,711
Equity Group Holdings Ltd.(a)	1,050,000	364,693
KCB Group Ltd.	1,085,000	409,794
Safaricom Ltd.	2,595,000	860,260
		2,004,458
Morocco — 2.10%

Douja Promotion Groupe Addoha SA(a)	255,000	174,004
Mutandis SCA	2,122	56,150
Residences Dar Saada(a)	62,000	171,497
		401,651
Nigeria — 22.22%

Access Bank PLC	41,550,000	817,393
Guaranty Trust Bank PLC	6,927,752	559,870
Lafarge Africa PLC	16,730,000	908,748
MTN Nigeria Communications PLC	3,150,000	1,240,854

See accompanying notes which are an integral part of this schedule of investments.

SILK INVEST NEW HORIZONS FRONTIER FUND
SCHEDULE OF INVESTMENTS - continued
March 31, 2021 (Unaudited)

COMMON STOCKS — 93.20% - continued	Shares	Fair Value

Zenith Bank PLC	12,969,452	$ 719,204
		4,246,069
Pakistan — 9.92%

Bank Al Habib Ltd.	650,000	277,355
MCB Bank Ltd.	313,500	354,057
Meezan Bank Ltd.	268,000	198,864
Nishat Mills Ltd.	664,500	403,575
Systems Ltd.	150,920	465,704
Unity Foods Ltd.(a)	1,000,400	195,252
		1,894,807
United Arab Emirates — 9.81%

Aramex PJSC	790,000	845,597
Emaar Properties PJSC	1,064,000	1,029,317
		1,874,914
United Kingdom — 1.33%

Airtel Africa PLC	233,000	254,638

Vietnam — 14.14%

SSI Securities Corp.	505,080	694,978
Vietnam Prosperity JSC Bank(a)	380,500	737,406
Vincom Retail JSC(a)	341,500	484,294
Vinhomes JSC(a)	186,000	784,303
		2,700,981

Total Common Stocks (Cost $17,485,391)		17,807,972

EXCHANGE-TRADED FUNDS — 2.88%

Vietnam — 2.88%
Equity — 2.88%
VFMVN DIAMOND ETF	638,000	549,573

Total Exchange-Traded Funds (Cost $408,989)		549,573

See accompanying notes which are an integral part of this schedule of investments.

SILK INVEST NEW HORIZONS FRONTIER FUND
SCHEDULE OF INVESTMENTS - continued
March 31, 2021 (Unaudited)

MONEY MARKET FUNDS - 1.32%	Shares	Fair Value

First American Government Obligations Fund, Class X, 0.04%(c)	251,917	$ 251,917

Total Money Market Funds (Cost $251,917)		251,917

Total Investments — 97.40% (Cost $18,146,297)		18,609,462

Other Assets in Excess of Liabilities — 2.60%		495,915

NET ASSETS — 100.00%		$ 19,105,377

(a)	Non-income producing security.
(b)	All or a portion of this security has been deemed illiquid by the Adviser. The total fair value of these securities as of March 31, 2021 was $237,428, representing 1.24% of net assets.
(c)	Rate disclosed is the seven day effective yield as of March 31, 2021.

See accompanying notes which are an integral part of this schedule of investments.